Share Capital - Summarizes Activity Related to RSUs (Details)	12 Months Ended
	Apr. 30, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares		799,767
Number of options, Forfeited | shares	(78,750)	(234,188)
Number of options, Outstanding | shares	1,277,717	1,927,925
Number of options, Unvested | shares	(317,736)
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 7.17
Weighted average exercise price, Granted | $ / shares		1.22
Weighted average exercise price, Forfeited | $ / shares	0.85	1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	3.8	$ 5.69
Weighted average exercise price, Unvested | $ / shares	$ 1.15
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	46,000	0
Number of options, Granted | shares	1,287,335	46,000
Number of options, Exercised | shares	(23,779)
Number of options, Forfeited | shares	(24,528)
Number of options, Outstanding | shares	1,285,028	46,000
Number of options, Unvested | shares	(1,272,250)
Number of Share Options Vested and Outstanding | shares	12,778
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0	$ 0
Weighted average exercise price, Granted | $ / shares	2.36	0.42
Weighted average exercise price, Exercised | $ / shares	0.7
Weighted average exercise price, Forfeited | $ / shares	0.15
Weighted average exercise price outstanding, Ending balance | $ / shares	2.35	$ 0
Weighted average exercise price, Unvested | $ / shares	2.36
Weighted average exercise price, Vested and outstanding | $ / shares	$ 0.71